Series B Debentures, Net of Current Maturities (Details) $ in Thousands, ₪ in Millions	1 Months Ended	6 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 ILS (₪)	Mar. 18, 2020 USD ($)	Sep. 30, 2017 ILS (₪)
Debt Disclosure [Abstract]
Principal amount	$ 79,200	$ 60,200		₪ 210		₪ 280
Annual payments	$ 9,898	$ 9,898
Interest rate percentage	3.37%	3.37%		3.37%		3.37%
Debt discount and issuance costs	$ 956	$ 83
short-term bank loan					$ 20,000
Debt instrument, covenant description		In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders’ equity (excluding minority interest)- above $120 million – as of June 30, 2020, total shareholders’ equity was $237 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company’s Series B Debentures) below 65% - as of June 30, 2020 the ratio of net financial indebtedness to net capitalization was (3.4)%. (3) Target ratio of net financial indebtedness to EBITDA (accumulated calculation for the four last quarters) is below 5.5. As of June 30, 2020, the Target ratio of net financial indebtedness to EBITDA was (0.1). As of June 30, 2020, Sapiens is in compliance with all of its financial covenants.
Interest Expense, Debt		$ 1,147	$ 1,159
Amortization of debt issuance costs		$ 77	$ 84